UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  9/30/2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Liz Grodski
Title:  Office Manager
Phone:	631-725-5518

Signature, Place, and Date of Signing:

Liz Grodski	  Sag Harbor, NY	       November 4, 2010

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total:  $149387



List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     6754    77887 SH       Sole                    77887
AT&T Inc.                      COM              00206R102      393    13735 SH       Sole                    13735
Apple Computer                 COM              037833100      568     2000 SH       Sole                     2000
Automatic Data Processing      COM              053015103     5532   131625 SH       Sole                   131625
Bank Of Hawaii                 COM              062540109      225     5000 SH       Sole                     5000
Berkshire Hathaway Inc Cl A    COM              084670108     3735       30 SH       Sole                       30
Berkshire Hathaway Inc Cl B    COM              084670702     6709    81150 SH       Sole                    81150
Bridgehampton National Bank    COM              108035106     3466   138710 SH       Sole                   138710
Bristol Myers                  COM              110122108      239     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     4137    52575 SH       Sole                    52575
Chevron Corporation            COM              166764100     1651    20368 SH       Sole                    20368
Cisco Sys Inc                  COM              17275R102      898    41000 SH       Sole                    41000
Coca-Cola                      COM              191216100      772    13200 SH       Sole                    13200
Deere & Company                COM              244199105     1396    20000 SH       Sole                    20000
Diageo Plc                     COM              25243Q205     4280    62025 SH       Sole                    62025
Disney Walt Co                 COM              254687106      463    14000 SH       Sole                    14000
Duke Energy                    COM              26441C105     1273    71900 SH       Sole                    71900
EOG Res Inc Com                COM              26875P101      372     4000 SH       Sole                     4000
Ei Dupont De Nemours & Co      COM              263534109      563    12620 SH       Sole                    12620
Emerson Elec Co                COM              291011104     7070   134265 SH       Sole                   134265
Exxon Mobil Corp               COM              30231G102     7280   117826 SH       Sole                   117826
Factset Research Sys           COM              303075105     4097    50500 SH       Sole                    50500
General Elec Co                COM              369604103     6612   406904 SH       Sole                   406904
Google Inc. Cl A               COM              38259P508     6031    11470 SH       Sole                    11470
Heineken Holding               COM              N39338194      438    10125 SH       Sole                    10125
Heinz H J Co                   COM              423074103     2824    59625 SH       Sole                    59625
Hewlett Packard                COM              428236103     1956    46500 SH       Sole                    46500
Honeywell International Inc    COM              438516106     2873    65375 SH       Sole                    65375
Intel Corp.                    COM              458140100     5490   285950 SH       Sole                   285950
International Business Machine COM              459200101     3289    24521 SH       Sole                    24521
Johnson & Johnson              COM              478160104     6281   101374 SH       Sole                   101374
Kraft Foods Inc Class A        COM              50075N104     2974    96355 SH       Sole                    96355
L 3 Communications Hldg Corp   COM              502424104     4603    63690 SH       Sole                    63690
Laboratory Amer Hldgs Com New  COM              50540R409      988    12600 SH       Sole                    12600
Medtronic Inc.                 COM              585055106     3762   112030 SH       Sole                   112030
Nestle Sa                      COM              641069406     5529   103489 SH       Sole                   103489
Newell Rubbermaid Inc Com      COM              651229106      347    19500 SH       Sole                    19500
Nextera Energy Inc.            COM              65339F101      218     4000 SH       Sole                     4000
Norfolk Southern Corp.         COM              655844108      342     5750 SH       Sole                     5750
Pepsico Inc.                   COM              713448108     4495    67652 SH       Sole                    67652
Pfizer Inc.                    COM              717081103      722    42062 SH       Sole                    42062
Philip Morris Intl Inc Com     COM              718172109      795    14200 SH       Sole                    14200
Plum Creek Timber Co.          COM              729251108      353    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     6266   104488 SH       Sole                   104488
Schlumberger                   COM              806857108     4799    77900 SH       Sole                    77900
Staples Inc.                   COM              855030102     4970   237576 SH       Sole                   237576
Target Corp                    COM              87612E106     4557    85265 SH       Sole                    85265
Verizon Communications         COM              92343V104      237     7269 SH       Sole                     7269
Walgreen Co.                   COM              931422109     4342   129625 SH       Sole                   129625
Money Mkt Obligs Tr Autcash Mg                                1419  1418568 SH       Sole                  1418568